SHARE BASED LIABILITIES - Change in Number of Units Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance (in shares)	131,006,000	40,356,000
Granted (in shares)	39,522,000	103,600,000
Redeemed (in shares)	0	(12,950,000)
Cancelled (in shares)	0	0
Ending balance (in shares)	170,528,000	131,006,000
Phantom share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance (in shares)	95,000,000	185,037,000
Granted (in shares)	0	0
Redeemed (in shares)	(35,625,000)	(90,037,000)
Cancelled (in shares)	(23,750,000)	0
Ending balance (in shares)	35,625,000	95,000,000